Stockholders' Equity (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity [Abstract]
Common stock , share athorized	400,000,000	400,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock shares issued	136,261,515	136,261,515
Common stock shares outstanding	135,409,564	135,409,564